Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 1,839,685	$ 251,475
Account receivable net of allowance for doubtful accounts $147,212 and $118,356, respectively	1,671,362	1,397,414
Inventories	2,838,159	2,503,598
Prepaid expenses and other current assets	94,382	43,282
Total current assets	6,443,588	4,195,769
Property and equipment, net	3,139,251	3,262,133
Non-marketable investment	61,335	61,335
Deferred financing costs, net	176,671	35,363
Goodwill	1,299,309
Assets Noncurrent	4,676,566	3,358,831
Total Assets	11,120,154	7,554,600
Current liabilities:
Note payable - bank	2,154,121	2,258,184
Accounts payable	1,435,491	963,853
Accrued expenses and other current liabilities	296,825	129,477
Notes payable - shareholder	1,100,185	1,102,926
Convertible note payable	2,250,000
Deferred income tax	69,018	69,018
Current portion of long term debt	236,892	277,299
Total current liabilities	7,542,532	4,800,757
Long Term Debt	3,211,366	3,275,978
Shareholders' equity
Common stock, $.001 par value, 100,000,000 shares authorized, 67,029,396 and 37,698,000 shares issued and outstanding at June 30, 2011 and 2010, respectively	67,029	37,698
Additional paid-in capital	2,331,771	361,102
Accumulated deficit	(2,032,544)	(920,935)
Total shareholders' equity	366,256	(522,135)
Total liabilities and shareholders' equity	$ 11,120,154	$ 7,554,600